Long-Term Debt - Schedule of Estimated Fair Values of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Less: current maturities	$ (11,105)	$ (50,137)
Long-term debt, less current maturities	1,381,327	1,268,373
Carrying Amount [Member]
Debt Instrument [Line Items]
NPL credit facility		41,562
Unamortized discount	(2,776)	(3,195)
Long-term debt, gross	1,392,432	1,318,510
Less: current maturities	(11,105)	(50,137)
Long-term debt, less current maturities	1,381,327	1,268,373
Carrying Amount [Member] | Bonds [Member]
Debt Instrument [Line Items]
Unsecured debt	438,279	491,130
Carrying Amount [Member] | NPL other debt obligations [Member]
Debt Instrument [Line Items]
NPL other debt obligations	42,213	20,721
Carrying Amount [Member] | Debentures [Member]
Debt Instrument [Line Items]
Unamortized discount	(5,560)	(3,403)
Carrying Amount [Member] | Debentures [Member] | Notes, 4.45%, due 2020 [Member]
Debt Instrument [Line Items]
Notes payable	125,000	125,000
Carrying Amount [Member] | Debentures [Member] | Notes, 6.1%, due 2041 [Member]
Debt Instrument [Line Items]
Notes payable	125,000	125,000
Carrying Amount [Member] | Debentures [Member] | Notes, 3.875%, due 2022 [Member]
Debt Instrument [Line Items]
Notes payable	250,000	250,000
Carrying Amount [Member] | Debentures [Member] | Notes, 4.875%, due 2043 [Member]
Debt Instrument [Line Items]
Notes payable	250,000
Carrying Amount [Member] | Debentures [Member] | 8% Series, due 2026 [Member]
Debt Instrument [Line Items]
Notes payable	75,000	75,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 7.59% series, due 2017 [Member]
Debt Instrument [Line Items]
Notes payable	25,000	25,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 7.78% series, due 2022 [Member]
Debt Instrument [Line Items]
Notes payable	25,000	25,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 7.92% series, due 2027 [Member]
Debt Instrument [Line Items]
Notes payable	25,000	25,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 6.76% series, due 2027 [Member]
Debt Instrument [Line Items]
Notes payable	7,500	7,500
Carrying Amount [Member] | Debentures [Member] | Notes Payable [Member]
Debt Instrument [Line Items]
Notes payable	901,940	654,097
Carrying Amount [Member] | Debentures [Member] | Revolving credit facility and commercial paper [Member]
Debt Instrument [Line Items]
Line of credit facility, fair value	10,000	111,000
Carrying Amount [Member] | Variable-rate bonds [Member] | Tax-exempt Series A, due 2028 [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000	50,000
Carrying Amount [Member] | Variable-rate bonds [Member] | 2003 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000	50,000
Carrying Amount [Member] | Variable-rate bonds [Member] | 2008 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000	50,000
Carrying Amount [Member] | Variable-rate bonds [Member] | 2009 Series A, due 2039 [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000	50,000
Carrying Amount [Member] | Fixed-rate bonds [Member] | 5.55% 1999 Series D, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt		8,270
Carrying Amount [Member] | Fixed-rate bonds [Member] | 5.45% 2003 Series C, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt		30,000
Carrying Amount [Member] | Fixed-rate bonds [Member] | 5.25% 2003 Series D, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt	20,000	20,000
Carrying Amount [Member] | Fixed-rate bonds [Member] | 5.80% 2003 Series E, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt		15,000
Carrying Amount [Member] | Fixed-rate bonds [Member] | 5.25% 2004 Series A, due 2034 [Member]
Debt Instrument [Line Items]
Unsecured debt	65,000	65,000
Carrying Amount [Member] | Fixed-rate bonds [Member] | 5.00% 2004 Series B, due 2033 [Member]
Debt Instrument [Line Items]
Unsecured debt	31,200	31,200
Carrying Amount [Member] | Fixed-rate bonds [Member] | 4.85% 2005 Series A, due 2035 [Member]
Debt Instrument [Line Items]
Unsecured debt	100,000	100,000
Carrying Amount [Member] | Fixed-rate bonds [Member] | 4.75% 2006 Series A, due 2036 [Member]
Debt Instrument [Line Items]
Unsecured debt	24,855	24,855
Market Value [Member] | NPL other debt obligations [Member]
Debt Instrument [Line Items]
NPL other debt obligations	42,119	20,991
Market Value [Member] | NPL credit facility [Member]
Debt Instrument [Line Items]
NPL credit facility		41,562
Market Value [Member] | Debentures [Member] | Notes, 4.45%, due 2020 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	130,953	141,771
Market Value [Member] | Debentures [Member] | Notes, 6.1%, due 2041 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	141,873	165,779
Market Value [Member] | Debentures [Member] | Notes, 3.875%, due 2022 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	252,485	277,950
Market Value [Member] | Debentures [Member] | Notes, 4.875%, due 2043 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	257,280	0
Market Value [Member] | Debentures [Member] | 8% Series, due 2026 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	96,263	111,501
Market Value [Member] | Debentures [Member] | Medium-term notes, 7.59% series, due 2017 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	28,741	30,710
Market Value [Member] | Debentures [Member] | Medium-term notes, 7.78% series, due 2022 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	30,586	34,637
Market Value [Member] | Debentures [Member] | Medium-term notes, 7.92% series, due 2027 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	31,497	36,953
Market Value [Member] | Debentures [Member] | Medium-term notes, 6.76% series, due 2027 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	8,468	10,058
Market Value [Member] | Debentures [Member] | Revolving credit facility and commercial paper [Member]
Debt Instrument [Line Items]
Line of credit facility, fair value	10,000	111,000
Market Value [Member] | Variable-rate bonds [Member] | Tax-exempt Series A, due 2028 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	50,000	50,000
Market Value [Member] | Variable-rate bonds [Member] | 2003 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	50,000	50,000
Market Value [Member] | Variable-rate bonds [Member] | 2008 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	50,000	50,000
Market Value [Member] | Variable-rate bonds [Member] | 2009 Series A, due 2039 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	50,000	50,000
Market Value [Member] | Fixed-rate bonds [Member] | 5.55% 1999 Series D, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value		8,375
Market Value [Member] | Fixed-rate bonds [Member] | 5.45% 2003 Series C, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value		30,152
Market Value [Member] | Fixed-rate bonds [Member] | 5.25% 2003 Series D, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	20,150	20,571
Market Value [Member] | Fixed-rate bonds [Member] | 5.80% 2003 Series E, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	0	15,102
Market Value [Member] | Fixed-rate bonds [Member] | 5.25% 2004 Series A, due 2034 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	64,522	66,955
Market Value [Member] | Fixed-rate bonds [Member] | 5.00% 2004 Series B, due 2033 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	30,284	31,655
Market Value [Member] | Fixed-rate bonds [Member] | 4.85% 2005 Series A, due 2035 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	95,192	101,184
Market Value [Member] | Fixed-rate bonds [Member] | 4.75% 2006 Series A, due 2036 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	$ 22,974	$ 25,189